Reserve for Warrants	12 Months Ended
Jun. 30, 2025
Reserve For Warrants
Reserve for Warrants

21.	Reserve for Warrants

The following summarizes the warrants activity for the years ended June 30, 2025, 2024 and 2023:

	2025		2024		2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	#	$	#	$	#	$
Opening Balance	99,614	66.69	117,312	52.00	63,162	51.09
Issuance of Octagon Warrants	19,231	USD 13.00
Issuance of Agents’ Warrants	—	—	6,615	USD 34.71	—	—
Issuance of Incentive Warrants	—	—	—	—	5,769	USD 39.00
Issuance of Incentive Warrants	—	—	—	—	5,769	USD 52.00
Issuance of Incentive Warrants	—	—	—	—	5,769	USD 65.00
Issuance of Performance Warrants	—	—	7,692	USD 26.00	—	—
Issuance of Performance Warrants	—	—	7,692	USD 32.50	—	—
Issuance of Performance Warrants	—	—	7,692	USD 39.00	—	—
Issuance of Settlement Warrants	—	—	153,846	USD 19.50	38,462	USD 32.50
Exercised	—	—	—	—	(1,619)	19.50
Expired	(7,692)	USD 26.00	(2,462)	16.25	—	—
Expired	(7,692)	USD 32.50	(39,433)	19.50	—	—
Expired	(7,692)	USD 39.00	(5,494)	29.25	—	—
Expired	(5,769)	USD 39.00	—	—	—	—
Expired	(5,769)	USD 52.00	—	—	—	—
Expired	(5,769)	USD 65.00	—	—	—	—
Cancellation of Settlement Warrants	—	—	(153,846)	USD 19.50	—	—
Ending Balance	78,462	USD 44.03	99,614	66.69	117,312	52.00

For more information on the warrant issuances, see Note 15.

The following table summarizes information of warrants outstanding as at June 30, 2025:

Date of expiry	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	$	Years
March 31, 2026	38,462	USD 32.50	0.75
April 1, 2026	19,231	USD 13.00	0.75
November 19, 2026	14,154	USD 121.88	1.39
September 21, 2028	6,615	USD 34.71	3.23
	78,462	USD 44.03	1.08